Financial Instruments - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Asset derivatives, gross amounts presented in the consolidated balance sheet	$ 28,226	$ 12,603
Asset derivatives, gross amounts not offset in the consolidated balance sheet subject to netting agreements	(1,073)	(292)
Asset derivatives, net amount	27,153	12,311
Liability derivatives, gross amounts presented in the consolidated balance sheet	1,639	16,694
Liability derivatives, gross amounts not offset in the consolidated balance sheet subject to netting agreements	(1,073)	(292)
Liability derivatives, net amount	$ 566	$ 16,402